INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for each of the three years ended December 31 follows:

	2024	2023	2022
Current
U.S. federal	—	—	($2,797)
State	(200)	(292)	(371)
	(200)	(292)	(3,168)
Deferred
U.S. federal	(2,260)	8,386	2,302
State	1,211	1,187	1,693
	(1,049)	9,573	3,995
Changes in valuation allowance	2,271	(9,574)	(3,939)
Total	$1,022	($293)	($3,112)

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the U.S. federal statutory income tax rate to the actual income tax rate for each of the three years ended December 31 follows:

	2024		2023		2022
U.S. federal statutory income tax rate	($71,366)	(21.0)%	($33,517)	(21.0)%	($21,927)	(21.0)%
U.S. REIT income	77,254	22.8	42,501	26.6	23,241	22.2
Cellulosic Biofuel Producer tax credit	(10,814)	(3.2)	—	—	—	—
Change in valuation allowance	2,271	0.7	(9,574)	(6.0)	(3,939)	(3.8)
REIT Built-in Gain	—	—	—	—	(2,516)	(2.4)
State Income Tax, Net of Federal Benefit	833	0.2	1,322	0.8	1,424	1.4
Bainbridge Landing JV, NCI	122	—	—	—	2,496	2.4
Other	2,722	0.8	(1,025)	(0.6)	(1,891)	(1.8)
Income tax benefit (expense) as reported for net income	$1,022	0.3%	($293)	(0.2)%	($3,112)	(3.0)%

Schedule of Deferred Tax Assets and Liabilities	The nature of the temporary differences and the resulting net deferred tax asset/liability for the two years ended December 31 follows:

	2024	2023
Gross deferred tax assets:
Pension, postretirement and other employee benefits	$149	$565
Cellulosic Biofuel Producer Credit tax credit carry forwards	—	13,688
Capitalized real estate costs	3,570	4,564
U.S. TRS net operating loss	37,284	30,061
Other	8,166	5,073
Total gross deferred tax assets	49,169	53,951
Less: Valuation allowance	(48,147)	(50,418)
Total deferred tax assets after valuation allowance	$1,022	$3,533
Gross deferred tax liabilities:
Other	(1,105)	(3,616)
Total gross deferred tax liabilities	(1,105)	(3,616)
Net deferred tax liability reported as noncurrent	($83)	($83)

Schedule of Operating Loss and Tax Credit Carryforwards
Net operating loss (“NOL”) and tax credit carryforwards as of the two years ended December 31 follows:

	Tax Effected Balance	Expiration
2024
U.S. Federal NOL Carryforwards- Post TCJA (a)	$32,451	None
U.S State NOL Carryforwards (b)	4,833	Various
Cellulosic Biofuel Producer Credit	—	2024

2023
U.S. Federal NOL Carryforwards- Post TCJA (a)	$25,948	None
U.S State NOL Carryforwards (b)	4,112	Various
Cellulosic Biofuel Producer Credit	13,688	2024

(a)The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. The TCJA lifted the 20-year federal NOL Carryforward period. Net operating losses generated after December 31, 2017 have an indefinite carryforward period.
(b)The U.S. state NOL is made up of several jurisdictions that expire in various future years. No state NOL is set to expire before December 31, 2033.

Schedule of Income Tax Examinations
The following table provides detail of the tax years that remain open to examination by the IRS and other significant taxing jurisdictions:

Taxing Jurisdiction	Open Tax Years
U.S. Internal Revenue Service	2021 - 2023

Schedule of Tax Characteristics of Dividend Distributions
The taxable nature of the dividend distributions paid for each of the three years ended December 31 follows:

	2024	2023	2022
Total dividends/distributions paid per common share/unit (a)	$2.94	$1.34	$1.125
Tax characteristics:
Capital gain	100%	100%	100%
(a)The year ended December 31, 2024 includes an additional dividend of $1.80 per common share, consisting of a combination of cash and the Company’s common shares. The dividend was paid January 30, 2025, to shareholders of record on December 12, 2024. This additional dividend will be considered a 2024 distribution for federal income tax purposes. The year ended December 31, 2023 includes an additional cash dividend of $0.20 per common share. The dividend was paid January 12, 2024, to shareholders of record on December 29, 2023. This additional cash dividend was considered a 2023 distribution for federal income tax purposes.